Fair Value of financial instruments (Narrative) (Details) - Level 3 [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Sensitivity analysis, variance, percentage	10.00%
Increase [Member]
Statement [Line Items]
Effect of variance on fair value	$ 676,000	$ 170,000
Decrease [Member]
Statement [Line Items]
Effect of variance on fair value	$ 685,000	$ 163,000